LONG TERM FINANCIAL ASSET AT FAIR VALUE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
LONG TERM FINANCIAL ASSET AT FAIR VALUE

NOTE 10 – LONG TERM FINANCIAL ASSET AT FAIR VALUE

On September 30, 2023, the Company entered into a Share Purchase Agreement (the “Agreement”) with Shelfie-Tech Ltd. (“Shelfie”) an Israeli company organized under the laws of the State of Israel, developing an innovative patented technology, a robotic retail shelf monitoring system using advanced machine learning and image processing algorithms to automatically optimize inventory management. At the closing and upon the terms and conditions set forth in the Agreement, the Company will invest $158 in cash, in exchange for 944,217 ordinary shares, NIS 0.001 par value of Shelfie (the “Shelfie Shares”) based on a price per share of $ 0.167, resulting in the Company holding 1.2% of the issued and outstanding shares of Shelfie. As of December 31, 2023, the Company has invested $77.

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	Balance as of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets at fair value through profit or loss	$-	$-	$77	$77

Total assets	$-	$-	$77	$77

Balance as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets at fair value through profit or loss	$-	$-	$-	$-

Total assets	$-	$-	$-	$-

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)